Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 174,605	£ 133,813
Trading portfolio liabilities	(58,669)	(72,924)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	75,498	55,475
Trading portfolio liabilities	(40,547)	(39,531)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	86,353	65,031
Trading portfolio liabilities	(18,122)	(33,393)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,653	13,198
Trading portfolio liabilities	0	0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	101	109
Trading portfolio liabilities	£ 0	£ 0